Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Aug. 11, 2006	Aug. 10, 2006
Exercise of warrants for common shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.01
Common Stock [Member]
Exercise of warrants for common shares, par value		$ 0.001